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                       METROPOLITAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT 13S

        INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY (LCL2)

                        Supplement dated January 4, 2011
           To the Prospectus dated November 3, 2003 (as supplemented)

     This supplement updates certain information contained in the prospectus for the above listed policy.

     Effective JANUARY 21, 2011, the following changes will affect your Policy:

          -    The Designated Office address is amended as follows:

                    MetLife - Specialized Benefit Resources ("SBR")
                    501 Route 22
                    Bridgewater, NJ 08807

          - The SBR phone number is revised from 732-602-6400 to 908-253-1400.

     Please contact your registered representative if you have any questions.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                                           LCL2.Iselin.2011.supp